SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Cash	$ 147,339,721	$ 90,156,821
Equity securities in investee companies	28,571	71,429
Derivative liability	(329,101)	(492,470)
Total	147,039,191	89,735,780
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	147,339,721	90,156,821
Equity securities in investee companies	28,571	71,429
Derivative liability
Total	147,368,292	90,228,250
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash
Equity securities in investee companies
Derivative liability	(329,101)	(492,470)
Total	$ 329,101	$ 492,470